Securities Purchase Agreements - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended				1 Months Ended
	Aug. 08, 2011	Apr. 11, 2011	Nov. 02, 2010	Sep. 22, 2010	Jul. 31, 2010	Dec. 31, 2013	Dec. 31, 2012	Mar. 22, 2011
Class of Stock [Line Items]
Common stock, shares issued				4,672,750		88,711,035	88,300,637	28,750,000
Issuance of convertible securities
Net proceeds from issuance of securities	$ 6.8	$ 10.8		$ 98.5
Preferred stock conversion price			$ 4.00
Public offering price								$ 3.00
Shares issued to underwriter								3,750,000
Net proceeds after deducting expenses								$ 81.4
Shares issued to three major share holders								10,193,224
Offer price of shares issued under private placement					$ 2.85
Underwriting discount					$ 0.15
Additional shares issued in a private placement transaction	2,378,232	3,802,131
Offer price of additional shares issued under private placement	$ 2.85	$ 2.85
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Issuance of convertible securities				88,009
Common Stock [Member]
Class of Stock [Line Items]
Common stock issued upon conversion of preferred stock			22,002,250